REIMBURSEMENT OF TARIFF SUBSIDIES	12 Months Ended
Dec. 31, 2022
Reimbursement Of Tariff Subsidies
REIMBURSEMENT OF TARIFF SUBSIDIES

13.	REIMBURSEMENT OF TARIFF SUBSIDIES

Subsidies given on tariffs charged to users of distribution services are reimbursed to distributors by payments of funds from the Energy Development Account (CDE).

In 2022, the amount recognized as subsidies revenues, reimbursed through the transfer of resources of Energy Development Account (CDE), was R$936 (R$986 in 2021). Of this amount, the Company has a receivable amounting to R$97 (R$86 in 2021). Of such amounts, CEMIG D has a receivable of R$91 (R$82 on December 31, 2021) and CEMIG GT has a receivable of R$6 (R$4 on December 31, 2021) in current assets.

On March 10, 2023, CEMIG D entered into an agreement for the assignment of credits without co-obligation with Banco ABC Brasil S.A. to anticipate the receivables with CDE in the amount of BRL 100, of which BRL 25 and BRL 75 from the invoices of April and May 2023, respectively. The total amount received on March 10, 2023 was R$98.